LONG-TERM LOANS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 30, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Interest Payable		$ 316	$ 760	$ 1,193
Penalty Percentage		0.50%
Maximum [Member]
Debt Instrument [Line Items]
Penalty Percentage		5.00%
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 204	307
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		5.44%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.68%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 2,666	1,396
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		5.68%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.19%
IFC Convertible Bond [Member] | International Finance Corporation [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 20,000
Debt Instrument, Interest Rate, Stated Percentage	2.10%
Line of Credit Facility, Commitment Fee Percentage	0.50%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 1,000
Debt Instrument, Fee Amount		$ 349
Debt Instrument, Unamortized Discount		$ 230	$ 230	$ 230
Debt Instrument, Convertible, Terms of Conversion Feature	According to the Convertible Bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time. In addition, 100% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 200% of the conversion price in effect at such time.

IFC Conversion Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	The initial conversion rate at the time of the agreement is 38 ordinary shares per $1, and the initial conversion price is $26.35 per share.

Since the Company paid out a cash dividend of $0.40 per share in March 2015, $0.20 per share in November 2016, and $0.12 per share in Novermber 2017, the conversion rate and conversion price was adjusted to 39.44 ordinary shares per $1 and $25.35 per share, respectively.